Related Party Transactions (Detail) - Seapeak		22 Months Ended
	Jan. 13, 2022	Jun. 30, 2022	Sep. 30, 2018
Teekay Lng Marubeni Joint Venture [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership interest	52.00%
Teekay Lng Marubeni Joint Venture [Member] | Time-Charter Hire Expense [Member]
Related Party Transaction [Line Items]
Revenue, Related Party, Type [Extensible Enumeration]	Subsidiaries [Member]
Teekay Lng Marubeni Joint Venture [Member]
Related Party Transaction [Line Items]
Lessee, Operating Lease, Extension Of Term Of Contract		21 months
Lessee, Operating Lease, Term of Contract			2 years